Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Provisions [abstract]
Schedule of provisions

	2021	2020
	£’000	£’000
At January 1,	535	—
Provisions made during the year	—	532
Unwind of discount rate	2	3
At December 31,	537	535